Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards - Federal	$ 3,266,000	$ 1,968,000
Net operating loss carryforwards - State	2,142,000	1,273,000
Stock based compensation	1,335,000	0
Capitalized Software	(182,000)	(204,000)
Settlement reserve	122,000	8,000
Fixed Asset Depreciation	1,000	0
Allowance for doubtful accounts	15,000	15,000
Valuation allowance	(6,699,000)	(3,060,000)
Net deferred tax assets	$ 0	$ 0